KKR Income Opportunities Fund	January 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)
(Stated in United States Dollars, unless otherwise noted)

Issuer	Asset	Reference Rate & Spread	Interest Rate	Maturity Date	Country	Currency	Par	Fair Value	Footnotes
Leveraged Loans - 69.76%
Aerospace & Defense - 1.08%
Amentum Services Inc	TL 2L B 12/21	SOFR (3M) + 7.65%	12.18%	2/15/2030	USA	USD	1,965,870	$1,915,740	(b)
EaglePicher Technologies LLC	TL 2L 02/18	LIBOR (1M) + 7.25%	11.82%	3/8/2026	USA	USD	1,957,223	978,612

Alternative Carriers - 1.80%
Segra	TL 1L B 08/21	LIBOR (3M) + 4.50%	9.23%	10/4/2028	USA	USD	5,192,669	4,814,020

Apparel, Accessories & Luxury Goods - 6.22%
Varsity Brands Inc	TL 1L 11/17	LIBOR (1M) + 3.50%	8.07%	12/16/2024	USA	USD	16,766,530	16,682,697

Application Software - 8.85%
Misys Ltd	TL 2L 04/17	LIBOR (3M) + 7.25%	12.08%	6/13/2025	USA	USD	8,063,622	6,415,055
Solera LLC	TL 2L 06/21	LIBOR (3M) + 8.00%	12.73%	6/4/2029	USA	USD	11,074,727	10,853,233
TIBCO Software Inc	TL 1L B 09/22	SOFR (3M) + 4.60%	9.18%	3/30/2029	USA	USD	7,001,400	6,480,671

Auto Parts & Equipment - 1.81%
Innovative XCessories & Services LLC	TL 1L 02/20	LIBOR (3M) + 4.25%	7.82%	3/5/2027	USA	USD	4,361,249	3,552,368
Rough Country LLC	TL 2L 07/21	LIBOR (3M) + 6.50%	11.23%	7/30/2029	USA	USD	841,950	760,559
Wheel Pros Inc	TL 1L B 05/21	LIBOR (3M) + 4.50%	9.32%	5/11/2028	USA	USD	767,838	537,859

Broadcasting - 4.98%
NEP Broadcasting LLC	TL 1L 05/20	LIBOR (1M) + 8.25%	12.82%	6/1/2025	USA	USD	1,585,923	1,561,817	(b)
NEP Broadcasting LLC	TL 1L B 09/18	LIBOR (1M) + 3.25%	7.82%	10/20/2025	USA	USD	4,482,532	4,049,968
NEP Broadcasting LLC	TL 1L B 09/18	EURIBOR (1M) + 3.5%	5.63%	10/20/2025	NLD	EUR	2,178,141	2,078,932
NEP Broadcasting LLC	TL 2L 09/18	LIBOR (1M) + 7.00%	11.57%	10/19/2026	USA	USD	7,494,510	5,643,366

Building Products - 1.05%
DiversiTech Holdings Inc	TL 2L B 12/21	LIBOR (3M) + 6.75%	11.48%	12/15/2029	USA	USD	1,381,023	1,236,016
VC GB Holdings Inc (Visual Comfort)	TL 2L 06/21	LIBOR (1M) + 6.75%	11.32%	7/23/2029	USA	USD	1,927,630	1,587,085

Communications Equipment - 0.12%
Ciena Corp	TL 1L B 01/23	SOFR (1M) + 2.50%	6.98%	1/18/2030	USA	USD	328,220	328,630

Construction & Engineering - 3.78%
Total Safety US Inc	TL 1L B 07/19	LIBOR (3M) + 6.00%	10.71%	8/18/2025	USA	USD	5,173,517	4,950,874
USIC Holdings Inc	TL 2L 05/21	LIBOR (1M) + 6.50%	11.07%	5/14/2029	USA	USD	431,521	408,732
Yak Access LLC	Bridge Loan 1L 01/23	SOFR (1M) + 8.35%	12.88%	3/10/2023	USA	USD	841,478	833,063	(a) (b)
Yak Access LLC	Bridge Loan 1L 11/22	SOFR (3M) + 8.35%	13.06%	3/10/2023	USA	USD	958,262	948,679	(a) (b)
Yak Access LLC	Bridge Loan 1L 12/22	SOFR (3M) + 8.35%	13.06%	3/10/2023	USA	USD	718,696	711,509	(a) (b)
Yak Access LLC	TL 1L B 05/18			7/11/2025	USA	USD	5,622,555	2,285,568	(a) (e)

Construction Machinery & Heavy Trucks - 1.78%
Accuride Corp	TL 1L B 10/17	LIBOR (3M) + 5.25%	9.98%	11/17/2023	USA	USD	5,759,045	4,780,008

Construction Materials - 0.44%
Summit Materials Holdings LP	TL 1L B 12/22	SOFR (3M) + 3.10%	7.61%	12/14/2027	USA	USD	1,167,934	1,172,559

Data Processing & Outsourced Services - 2.23%
Go Daddy Operating Co LLC	TL 1L 10/22	SOFR (1M) + 3.25%	7.81%	11/9/2029	USA	USD	3,426,730	3,443,881
West Corp	TL 1L B3 01/23	SOFR (3M) + 4.00%	8.93%	4/10/2027	USA	USD	2,918,638	2,539,215

Department Stores - 0.75%
Belk Inc	TL 1L 02/21	LIBOR (3M) + 7.50%	12.20%	7/31/2025	USA	USD	459,875	394,487	(a)
Belk Inc	TL 1L EXIT 02/21 PIK Toggle			7/31/2025	USA	USD	8,623,336	1,600,707	(a) (d) (e)

Diversified Metals & Mining - 0.81%
Foresight Energy LLC	TL 1L A 06/20	LIBOR (3M) + 8.00%	12.73%	6/30/2027	USA	USD	2,171,458	2,171,458	(a) (b)

Diversified Support Services - 0.44%
Access CIG LLC	TL 2L 02/18	LIBOR (1M) + 7.75%	12.32%	2/27/2026	USA	USD	1,292,375	1,176,061

Education Services - 0.97%
Jostens Inc	TL 1L 12/18	LIBOR (3M) + 5.50%	10.23%	12/19/2025	USA	USD	2,589,178	2,590,809

Financial Exchanges & Data - 0.22%
IntraFi Network LLC	TL 2L 11/21	LIBOR (1M) + 6.25%	10.82%	11/5/2029	USA	USD	623,220	579,077

Health Care Equipment - 5.55%
Drive DeVilbiss Healthcare LLC	TL 1L 03/21	4.00% PIK, SOFR (3M) + 9.50%	14.08%	6/1/2025	USA	USD	7,567,030	6,848,162	(d)
Drive DeVilbiss Healthcare LLC	TL 1L 09/22	9.00% PIK, SOFR (3M) + 10.00%	14.68%	6/1/2025	USA	USD	1,008,713	1,008,713	(b) (d)
Orchid Orthopedic Solutions LLC	TL 1L 02/19	LIBOR (3M) + 4.50%	9.23%	3/5/2026	USA	USD	5,642,913	5,008,114
Tecomet Inc	TL 1L 10/17	LIBOR (3M) + 3.50%	8.29%	5/1/2024	USA	USD	2,259,254	1,988,957

Health Care Facilities - 0.38%
ScionHealth	TL 1L B 12/21	LIBOR (1M) + 5.25%	9.82%	12/23/2028	USA	USD	1,729,411	1,023,232

Health Care Services - 0.08%
Paradigm Acquisition Corp	TL 2L 10/18	LIBOR (3M) + 7.50%	12.23%	10/26/2026	USA	USD	213,465	204,927

Hotels, Resorts & Cruise Lines - 2.33%
B&B Hotels SAS	TL 1L B3A 01/20	EURIBOR (3M) + 3.38%	5.18%	7/31/2026	FRA	EUR	2,427,830	2,548,648
B&B Hotels SAS	TL 1L B4 03/21	EURIBOR (6M) + 5.50%	7.24%	7/31/2026	FRA	EUR	1,159,680	1,246,002
B&B Hotels SAS	TL 2L 04/20	LIBOR (6M) + 8.50%	8.50%	7/30/2027	FRA	EUR	656,590	687,092
Four Seasons Holdings Inc	TL 1L B 11/22	SOFR (1M) + 3.35%	7.91%	11/30/2029	CAN	USD	802,480	807,146
Travel + Leisure Co	TL 1L 12/22	SOFR (3M) + 4.10%	8.61%	12/14/2029	USA	USD	961,162	963,267

Human Resource & Employment Services - 0.98%
SIRVA Worldwide Inc	TL 1L 07/18	LIBOR (3M) + 5.50%	9.94%	8/4/2025	USA	USD	1,817,000	1,629,395
SIRVA Worldwide Inc	TL 2L 07/18	LIBOR (3M) + 9.50%	14.13%	8/3/2026	USA	USD	1,149,740	994,813

Industrial Machinery - 0.59%
CPM Holdings Inc	TL 2L 10/18	LIBOR (1M) + 8.25%	12.62%	11/16/2026	USA	USD	1,321,319	1,304,802
Engineered Machinery Holdings Inc	TL 2L 08/21	LIBOR (3M) + 6.00%	10.73%	5/21/2029	USA	USD	289,880	265,466

Internet & Direct Marketing Retail - 1.29%
AutoScout24 GmbH	TL 1L B 02/20	EURIBOR (6M) + 3.25%	5.11%	3/31/2027	DEU	EUR	2,260,250	2,313,683
AutoScout24 GmbH	TL 2L 01/20	EURIBOR (6M) + 6.25%	8.11%	3/31/2028	DEU	EUR	1,252,291	1,157,973

IT Consulting & Other Services - 4.59%
PSAV Inc	TL 1L B1 12/20	0.25% PIK, LIBOR (3M) + 3.25%	7.88%	3/3/2025	USA	USD	6,715,174	6,312,264	(d)
PSAV Inc	TL 1L B3 12/20	10.00% PIK, 5.00%	15.00%	10/15/2026	USA	USD	2,125,489	2,246,386	(d)
PSAV Inc	TL 2L 02/18	LIBOR (1M) + 7.25%	11.65%	9/1/2025	USA	USD	4,448,850	3,714,790

Leisure Facilities - 2.97%
Aimbridge Acquisition Co Inc	TL 1L B 10/19	LIBOR (1M) + 3.75%	8.32%	2/2/2026	USA	USD	2,591,770	2,399,538
United PF Holdings LLC	TL 1L 01/20	LIBOR (3M) + 4.00%	8.73%	12/30/2026	USA	USD	6,518,839	5,140,105
United PF Holdings LLC	TL 1L B 06/20	LIBOR (3M) + 8.50%	13.23%	12/30/2026	USA	USD	486,199	388,959

Life Sciences Tools & Services - 2.07%
PAREXEL International Corp	TL 2L 07/21	LIBOR (1M) + 6.50%	11.07%	11/15/2029	USA	USD	5,637,180	5,556,005	(b)

Movies & Entertainment - 1.28%
Formula One	TL 1L B 11/22	SOFR (1M) + 3.25%	7.81%	1/15/2030	LUX	USD	3,426,380	3,443,872

Oil & Gas Storage & Transportation - 0.84%
Oryx Midstream Services LLC	TL 1L B 09/21	LIBOR (3M) + 3.25%	7.92%	10/5/2028	USA	USD	2,264,261	2,260,956

Packaged Foods & Meats - 0.86%
Nomad Foods US LLC	TL 1L B 10/22	SOFR (3M) + 4.00%	8.23%	11/12/2029	USA	USD	2,285,210	2,294,579

Publishing - 0.80%
Emerald Expositions Holding Inc	TL 1L B 11/17	LIBOR (1M) + 2.50%	7.07%	5/22/2024	USA	USD	2,186,902	2,151,091

Research & Consulting Services - 0.17%
TMF Group Holding BV	TL 2L 12/17	EURIBOR (3M) + 6.63%	8.80%	5/4/2026	NLD	EUR	440,830	462,351

Security & Alarm Services - 0.62%
Monitronics International Inc	TL 1L EXIT 08/19	LIBOR (3M) + 7.50%	12.33%	3/29/2024	USA	USD	2,530,820	1,657,687

Specialty Chemicals - 6.29%
Aruba Investments Inc	TL 2L 10/20	LIBOR (1M) + 7.75%	12.30%	11/24/2028	USA	USD	1,841,010	1,673,782
Flint Group GmbH	TL 1L B 04/14	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	1,138,905	829,814	(a) (d)
Flint Group GmbH	TL 1L B3 05/15	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	9,263	6,749	(a) (d)
Flint Group GmbH	TL 1L B4 11/15	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	86,742	63,200	(a) (d)
Flint Group GmbH	TL 1L B5 02/17	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	143,924	104,864	(a) (d)
Flint Group GmbH	TL 1L B6 03/17	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	104,709	76,292	(a) (d)
Flint Group GmbH	TL 1L B7 04/14	0.75% PIK, EURIBOR (3M) + 4.25%	0.75%	9/21/2023	DEU	EUR	99,875	72,770	(a) (d)
Vantage Specialty Chemicals Inc	TL 1L B 10/17	LIBOR (3M) + 3.50%	8.28%	10/28/2024	USA	USD	10,619,400	10,520,958
Vantage Specialty Chemicals Inc	TL 2L 10/17	LIBOR (3M) + 8.25%	12.98%	10/27/2025	USA	USD	3,725,749	3,507,438

Trucking - 0.74%
Kenan Advantage Group Inc/The	TL 2L 08/21	LIBOR (1M) + 7.25%	11.82%	9/1/2027	USA	USD	2,135,010	1,996,234
TOTAL LEVERAGED LOANS (Amortized cost $209,275,941)								$186,944,391

High Yield Securities - 85.62%

Airlines - 3.79%
American Airlines Group Inc	3.750% 03/2025	3/1/2025	USA	USD	10,343,000	$9,700,576	(f)
Delta Air Lines Inc	2.900% 10/2024	10/28/2024	USA	USD	474,000	452,613

Alternative Carriers - 1.12%
Zayo Group LLC	6.125% 03/2028	3/1/2028	USA	USD	4,345,000	2,994,074	(f)

Apparel, Accessories & Luxury Goods - 0.47%
Varsity Brands Inc	L+8.000% 12/2024	12/22/2024	USA	USD	1,270,000	1,270,000	(b) (f)

Application Software - 2.44%
Cision Ltd	9.500% 02/2028	2/15/2028	USA	USD	6,449,000	2,485,329	(f)
TIBCO Software Inc	6.500% 03/2029	3/31/2029	USA	USD	4,610,000	4,051,840	(f)

Auto Parts & Equipment - 1.71%
Truck Hero Inc	6.250% 02/2029	2/1/2029	USA	USD	3,115,000	2,317,435	(f)
Wheel Pros Inc	6.500% 05/2029	5/15/2029	USA	USD	5,638,000	2,282,031	(f)

Automobile Manufacturers - 0.42%
Thor Industries Inc	4.000% 10/2029	10/15/2029	USA	USD	1,350,000	1,124,240	(f)

Automotive Retail - 1.54%
Mavis Discount Tire Inc	6.500% 05/2029	5/15/2029	USA	USD	4,846,000	4,136,715	(f)

Biotechnology - 0.62%
Intercept Pharmaceuticals Inc	3.250% 07/2023	7/1/2023	USA	USD	1,669,000	1,660,530

Broadcasting - 1.44%
Spotify USA Inc	0.000% 03/2026	3/15/2026	USA	USD	4,598,000	3,857,722	(c)

Building Products - 15.30%
Acproducts Inc (aka Cabinetworks)	6.375% 05/2029	5/15/2029	USA	USD	11,955,000	7,302,544	(f)
Cornerstone (Ply Gem Holdings Inc)	8.750% 08/2028	8/1/2028	USA	USD	985,000	927,378	(f)
LBM Borrower LLC	6.250% 01/2029	1/15/2029	USA	USD	6,181,000	4,706,213	(f)
LBM Borrower LLC	7.750% 04/2027	4/1/2027	USA	USD	5,294,000	3,977,594	(f)
Oldcastle Buildingenvelope Inc	9.500% 04/2030	4/15/2030	USA	USD	713,000	639,030	(f)
Patrick Industries Inc	1.750% 12/2028	12/1/2028	USA	USD	2,097,000	1,897,785
Patrick Industries Inc	4.750% 05/2029	5/1/2029	USA	USD	7,958,000	6,813,958	(f)
PrimeSource Building Products Inc	5.625% 02/2029	2/1/2029	USA	USD	4,654,000	3,253,286	(f)
PrimeSource Building Products Inc	6.750% 08/2029	8/1/2029	USA	USD	4,980,000	3,542,174	(f)
SRS Distribution Inc	6.000% 12/2029	12/1/2029	USA	USD	7,576,000	6,482,442	(f)
SRS Distribution Inc	6.125% 07/2029	7/1/2029	USA	USD	1,706,000	1,469,318	(f)

Cable & Satellite - 2.42%
Cablevision Lightpath LLC	5.625% 09/2028	9/15/2028	USA	USD	1,048,000	805,619	(f)
CSC Holdings LLC (Altice USA)	5.000% 11/2031	11/15/2031	USA	USD	806,000	484,571	(f)
CSC Holdings LLC (Altice USA)	5.750% 01/2030	1/15/2030	USA	USD	4,702,000	2,968,255	(f)
RCN Grande (Radiate)	6.500% 09/2028	9/15/2028	USA	USD	4,251,000	2,220,361	(f)

Commercial Printing - 1.86%
Multi-Color Corp	10.500% 07/2027	7/15/2027	USA	USD	3,814,000	3,633,331	(f)
Multi-Color Corp	5.875% 10/2028	11/1/2028	USA	USD	1,197,000	1,084,033	(f)
Multi-Color Corp	8.250% 11/2029	11/1/2029	USA	USD	332,000	279,088	(f)

Commodity Chemicals - 1.02%
SI Group Inc	6.750% 05/2026	5/15/2026	USA	USD	6,041,000	2,732,163	(f)

Construction & Engineering - 2.15%
Maxim Crane Works LP / Maxim Finance Corp	10.125% 08/2024	8/1/2024	USA	USD	5,952,000	5,755,685	(f)

Data Processing & Outsourced Services - 1.80%
Xerox Business Services /Conduent	6.000% 11/2029	11/1/2029	USA	USD	5,451,000	4,832,393	(f)

Electronic Components - 3.24%
CommScope Inc	6.000% 06/2025	6/15/2025	USA	USD	6,801,000	6,448,504	(f)
CommScope Inc	7.125% 07/2028	7/1/2028	USA	USD	2,826,000	2,217,410	(f)

Health Care Equipment - 1.14%
Haemonetics Corp	0.000% 03/2026	3/1/2026	USA	USD	3,563,000	3,057,410	(c)

Health Care Facilities - 1.85%
CHS/Community Health Systems, Inc.	6.125% 04/2030	4/1/2030	USA	USD	1,997,000	1,203,248	(f)
CHS/Community Health Systems, Inc.	6.875% 04/2028	4/1/2028	USA	USD	2,725,000	1,672,046	(f)
CHS/Community Health Systems, Inc.	6.875% 04/2029	4/15/2029	USA	USD	1,484,000	940,930	(f)
LifePoint Hospitals Inc	5.375% 01/2029	1/15/2029	USA	USD	1,727,000	1,155,736	(f)

Hotels, Resorts & Cruise Lines - 11.92%
Carnival Corp	5.750% 03/2027	3/1/2027	USA	USD	10,373,000	8,624,216	(f)
Carnival Corp	6.000% 05/2029	5/1/2029	USA	USD	4,931,000	3,901,678	(f)
NCL Corp Ltd	1.125% 02/2027	2/15/2027	USA	USD	2,997,000	2,300,198
NCL Corp Ltd	3.625% 12/2024	12/15/2024	USA	USD	7,608,000	7,152,053	(f)
NCL Corp Ltd	6.125% 03/2028	3/15/2028	USA	USD	689,000	560,849	(f)
Royal Caribbean Cruises Ltd	11.625% 08/2027	8/15/2027	USA	USD	204,000	216,750	(f)
Royal Caribbean Cruises Ltd	5.500% 04/2028	4/1/2028	USA	USD	4,592,000	3,955,181	(f)
Viking Cruises Ltd	5.875% 09/2027	9/15/2027	USA	USD	2,512,000	2,143,716	(f)
Viking Cruises Ltd	7.000% 02/2029	2/15/2029	USA	USD	3,548,000	3,091,390	(f)

Industrial Conglomerates - 1.59%
Unifrax I LLC / Unifrax Holding Co	5.250% 09/2028	9/30/2028	USA	USD	2,959,000	2,538,760	(f)
Unifrax I LLC / Unifrax Holding Co	7.500% 09/2029	9/30/2029	USA	USD	2,371,000	1,710,465	(f)

Industrial Machinery - 3.40%
SPX FLOW Inc	8.750% 04/2030	4/1/2030	USA	USD	11,070,000	9,125,975	(f)

Insurance Brokers - 4.49%
National Financial Partners Corp	6.875% 08/2028	8/15/2028	USA	USD	13,892,000	12,029,152	(f)

Integrated Oil & Gas - 1.01%
Occidental Petroleum Corp	4.100% 02/2047	2/15/2047	USA	USD	1,990,000	1,592,000
Occidental Petroleum Corp	4.200% 03/2048	3/15/2048	USA	USD	1,421,000	1,124,716

Leisure Facilities - 2.19%
Life Time Fitness Inc	5.750% 01/2026	1/15/2026	USA	USD	1,713,000	1,648,488	(f)
Merlin Entertainments PLC	6.625% 11/2027	11/15/2027	IRL	USD	4,653,000	4,217,926	(f)

Oil & Gas Storage & Transportation - 5.16%
Genesis Energy	6.500% 10/2025	10/1/2025	USA	USD	2,842,000	2,795,818
Genesis Energy	8.875% 04/2030	4/15/2030	USA	USD	1,776,000	1,807,062
NGL Energy Partners LP / NGL Energy Finance Corp	7.500% 02/2026	2/1/2026	USA	USD	9,721,000	9,245,439	(f)

Real Estate Services - 0.96%
Redfin Corp	0.000% 10/2025	10/15/2025	USA	USD	3,864,000	2,564,730	(c)

Restaurants - 1.05%
Golden Nugget Inc.	6.750% 07/2030	1/15/2030	USA	USD	3,373,000	2,803,705	(f)

Security & Alarm Services - 0.98%
Verisure Holding AB	3.875% 07/2026	7/15/2026	SWE	EUR	2,592,000	2,616,955	(f)

Specialty Stores - 5.96%
Douglas Holding AG	6.000% 04/2026	4/8/2026	DEU	EUR	10,461,000	9,871,308	(f)
Douglas Holding AG	8.250% 10/2026	10/1/2026	DEU	EUR	7,967,248	6,103,678	(f)

Trading Companies & Distributors - 2.58%
Neon Holdings Inc (GPD Cos Inc)	10.125% 04/2026	4/1/2026	USA	USD	2,558,000	2,296,304	(f)
TruckPro LLC	11.000% 10/2024	10/15/2024	USA	USD	4,726,000	4,615,846	(f)
TOTAL HIGH YIELD SECURITIES (Amortized cost $275,649,442)						$229,489,968

Issuer	Asset		Country	Currency	Shares	Fair Value	Footnotes
Equity & Other Investments - 2.80%
Diversified Metals & Mining - 1.42%
Foresight Energy LLC	Common Stock		USA	USD	320,381	$3,820,346	(a) (b) (e)

Hotels, Resorts & Cruise Lines - 1.19%
Hilton Grand Vacations Inc	Common Stock		USA	USD	67,230	3,184,013	(e)

Oil & Gas Equipment & Services - 0.19%
Proserv Group Parent LLC	Common Stock		GBR	USD	114,010	94,845	(b) (e)
Proserv Group Parent LLC	Preferred Stock		GBR	USD	36,249	409,048	(b)

Packaged Foods & Meats - 0.00%
CTI Foods Holding Co LLC	Common Stock		USA	USD	955	-	(b) (e)
TOTAL EQUITY & OTHER INVESTMENTS (Cost $8,429,610)						$7,508,252

Trade Claim - 0.16%

Health Care Facilities - 0.16%
Quorum Health Corp	Trade Claim		USA	USD	3,964,000	$438,022	(a) (b)
TOTAL TRADE CLAIM (Cost $1,868,416)						$438,022

Money Market Funds - 1.03%
U.S. Government Securities - 1.03%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio			USA	USD	2,771,110	$2,771,110
TOTAL MONEY MARKET FUNDS (Cost $2,771,110)						$2,771,110

TOTAL INVESTMENTS (Cost $497,994,519) - 159.37%						$427,151,743
LIABILITIES EXCEEDING OTHER ASSETS, NET - (59.37%)						(159,133,257)
NET ASSETS - 100.00%						$268,018,486

TL	Term loan.
DD	Delayed draw term loan.
1L	First lien.
2L	Second lien.
(a)	Security considered restricted.
(b)	Value determined using significant unobservable inputs.
(c)	Zero coupon bond.
(d)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.
(e)	Non-income producing security.
(f)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

The following are the details of the restricted securities held by the Fund:

Issuer	Asset	Par/Shares	Cost	Fair Value	Acquisition Date	% of Net Assets
Common Stock
Foresight Energy LLC	Common Stock	320,381	3,568,044	3,820,346	6/30/2020	1.43%
Leveraged Loans
Belk Inc	TL 1L EXIT 02/21	8,623,336	5,690,792	1,600,707	2/24/2021	0.60%
Belk Inc	TL 1L 02/21	459,875	455,991	394,487	2/24/2021	0.15%
Flint Group GmbH	TL 1L B 04/14	1,138,905	1,325,056	829,814	11/20/2020	0.31%
Flint Group GmbH	TL 1L B3 05/15	9,263	10,777	6,749	8/12/2022	0.00%
Flint Group GmbH	TL 1L B4 11/15	86,742	100,919	63,200	8/12/2022	0.02%
Flint Group GmbH	TL 1L B5 02/17	143,924	166,394	104,864	8/12/2022	0.04%
Flint Group GmbH	TL 1L B6 03/17	104,709	121,824	76,292	8/12/2022	0.03%
Flint Group GmbH	TL 1L B7 04/14	99,875	116,200	72,770	8/12/2022	0.03%
Foresight Energy LLC	TL 1L A 06/20	2,171,458	2,171,458	2,171,458	6/30/2020	0.81%
Yak Access LLC	Bridge Loan 1L 01/23	841,478	834,237	833,063	1/23/2023	0.31%
Yak Access LLC	Bridge Loan 1L 11/22	958,262	957,420	948,679	10/28/2022	0.35%
Yak Access LLC	Bridge Loan 1L 12/22	718,696	717,294	711,509	12/21/2022	0.27%
Yak Access LLC	TL 1L B 05/18	5,622,555	5,494,047	2,285,568	6/29/2018	0.85%
Trade Claim
Quorum Health Corp	Trade Claim	3,964,000	1,871,035	438,022	6/1/2018	0.16%
Total			$23,601,488	$14,357,528